Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Receivables [Abstract]
Schedule of prepaid expenses and other receivables
	As of	As of
	December 31,	December 31,
	2021	2020

Tax authorities	128	71
Insurances	1,700	41
Prepaid expenses	275	47
Other	187	101
	2,290	260